EMPLOYEE DEFINED CONTRIBUTION PLAN (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CHINA
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	$ 3,285	¥ 22,868	¥ 13,291	¥ 13,348
Singapore [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	$ 42	¥ 290	¥ 315	¥ 399